3. Loans (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Loans Details Narrative
Percentage of construction and land development loans in Bank's loan portfolio	9.00%	10.00%
Percentage of single-family residential loans in Bank's loan portfolio	39.00%	38.00%
Percentage of Single-family residential - Banco de la Gente stated income loans in Bank's loan portfolio	6.00%	6.00%
Percentage of commercial real estate loans in Bank's loan portfolio	34.00%	33.00%
Percentage of commercial loans in Bank's loan portfolio	12.00%	13.00%
Accruing impaired loans	$ 23,500	$ 25,000
Interest income recognized on accruing impaired loans	1,200	1,300
TDR loan amounts	5,900	8,800
Amount of performing TDR loans included	$ 81	$ 354